Risk Management - Summary of Fair Value Measurement of Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	₩ 502,443	₩ 502,829	₩ 435,107
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	502,443	502,829
Derivative assets	1,000,394	1,018,024
Financial assets at fair value through profit or loss	2,711,285	3,709,508
Total	4,214,122	5,230,361
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	285,054	300,057
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	285,054	300,057
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	1,000,394	1,018,024
Financial assets at fair value through profit or loss	2,704,550	3,703,179
Total	3,704,944	4,721,203
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	217,389	202,772
Derivative assets	0	0
Financial assets at fair value through profit or loss	6,735	6,329
Total	₩ 224,124	₩ 209,101